REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Financial Information of The Company's Reportable Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	2
Segment Reporting Information [Line Items]
Revenues	$ 2,735,272	$ 2,377,508	$ 2,181,294
Total cost of revenue	909,524	768,173	683,688
Operating income	545,954	435,227	335,173
Financial income and other, net	58,872	22,473	10,159
Income before taxes on income	604,826	457,700	345,332
Depreciation and amortization	205,020	167,360	176,546
Cloud
Segment Reporting Information [Line Items]
Revenues	1,984,160	1,581,825	1,295,323
Total cost of revenue	699,713	553,654	472,805
Services
Segment Reporting Information [Line Items]
Revenues	596,031	641,387	650,116
Total cost of revenue	184,410	188,890	183,938
Product
Segment Reporting Information [Line Items]
Revenues	155,081	154,296	235,855
Total cost of revenue	25,401	25,629	26,945
Operating Segments | Customer Engagement
Segment Reporting Information [Line Items]
Revenues	2,281,781	1,974,090	1,768,804
Other segment items	944,352	870,908	850,875
Operating income	574,334	456,793	343,892
Depreciation and amortization	174,659	143,585	151,913
Operating Segments | Customer Engagement | Cloud
Segment Reporting Information [Line Items]
Total cost of revenue	620,919	496,516	427,664
Operating Segments | Customer Engagement | Services
Segment Reporting Information [Line Items]
Total cost of revenue	124,250	132,069	127,951
Operating Segments | Customer Engagement | Product
Segment Reporting Information [Line Items]
Total cost of revenue	17,926	17,804	18,422
Operating Segments | Financial Crime and Compliance
Segment Reporting Information [Line Items]
Revenues	453,491	403,418	412,490
Other segment items	159,819	156,328	149,357
Operating income	158,296	129,023	159,298
Depreciation and amortization	20,985	15,757	12,972
Operating Segments | Financial Crime and Compliance | Cloud
Segment Reporting Information [Line Items]
Total cost of revenue	74,125	58,618	44,636
Operating Segments | Financial Crime and Compliance | Services
Segment Reporting Information [Line Items]
Total cost of revenue	58,127	56,190	54,789
Operating Segments | Financial Crime and Compliance | Product
Segment Reporting Information [Line Items]
Total cost of revenue	3,124	3,259	4,410
Not allocated
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating income	$ (186,676)	$ (150,589)	$ (168,017)